UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2016

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P Small Cap 600® Index Fund
(Institutional Class, Initial Class and Class L)
Annual Report
December 31, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
Global stocks were volatile in 2016 rising 9.7%. Global stocks fell sharply in the first six weeks of the year on fears of a global slowdown due to slower growth in China. Stocks subsequently rebounded as a Chinese fiscal stimulus program boosted Chinese growth and eased recessionary fears. Continued accommodative global monetary policies and a rebound in the oil price which eased concerns over credit related stresses in the energy sector also contributed to the rebound.
The surprise “Brexit” result in the U.K. in June led to a 6% decline in global stocks on fears of an economic slowdown and political contagion to Europe. Markets rebounded again on supportive central bank reactions, more resilient U.K. economic data than expected and an improvement in global macro releases in the second half of the year.
Towards year end, in the immediate hours post the election of Donald Trump as U.S. president, global stocks fell on fears of potential trade restrictions with negative implications for growth. Stocks however quickly recovered and rallied into year-end on a “reflation” theme as investor focus switched to the positive aspects of President-elect Trump’s policy agenda. Hopes for fiscal stimulus under the new administration led to expectations of higher growth and inflation and an improved earnings outlook in 2017.
The Great-West S&P Small Cap 600® Index Fund (Institutional Class shares) returned 26.17% in the twelve month period compared to 26.56% for its benchmark index, the S&P SmallCap 600® Index. Small cap companies were supported by expectations of reductions in corporate taxes under the new Trump administration. Given their greater domestic focus compared to large cap companies, small cap stocks were seen as bigger beneficiaries of any potential cuts in U.S. corporate tax rates. The renewed strength in the U.S. dollar towards year end was also a relative positive for small cap stocks as dollar strength reduces the contribution from the typically greater overseas operations of large cap companies.
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	26.17%	N/A	12.49%
Initial Class	25.74%	15.99%	8.46%
Class L	25.43%	15.69%	16.40%
(a) Class L inception date was August 12, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2016
Sector	Percentage of Fund Investments
Financial	21.86%
Consumer, Non-cyclical	16.44
Industrial	15.62
Consumer, Cyclical	13.93
Technology	8.11
Basic Materials	5.21
Communications	4.44
Energy	2.85
Utilities	2.28
Short Term Investments	9.26
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Institutional Class
Actual	$1,000.00	$1,189.90	$1.38
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$1.27
Initial Class
Actual	$1,000.00	$1,188.00	$3.30
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$3.05
Class L
Actual	$1,000.00	$1,186.30	$4.67
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.32
* Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class, 0.60% for the Initial Class and 0.85% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.62%
35,458	A Schulman Inc	$ 1,186,070
36,665	Aceto Corp	805,530
37,676	AdvanSix Inc(a)	834,147
379,702	AK Steel Holding Corp(a)(b)	3,876,757
31,939	American Vanguard Corp	611,632
38,479	Balchem Corp	3,229,158
62,604	Calgon Carbon Corp	1,064,268
59,449	Century Aluminum Co(a)	508,883
220,570	Chemours Co	4,872,391
20,286	Clearwater Paper Corp(a)	1,329,747
13,071	Deltic Timber Corp	1,007,382
11,676	Hawkins Inc	629,920
61,006	HB Fuller Co	2,947,200
51,088	Ingevity Corp(a)	2,802,688
23,311	Innophos Holdings Inc	1,218,233
29,074	Innospec Inc	1,991,569
21,725	Kaiser Aluminum Corp	1,687,815
25,539	Koppers Holdings Inc(a)	1,029,222
38,155	Kraton Performance Polymers Inc(a)	1,086,654
24,349	Materion Corp	964,220
20,294	Neenah Paper Inc	1,729,049
52,223	PH Glatfelter Co	1,247,608
16,075	Quaker Chemical Corp	2,056,636
53,501	Rayonier Advanced Materials Inc(b)	827,125
36,913	Schweitzer-Mauduit International Inc	1,680,649
23,583	Stepan Co	1,921,543
146,873	Stillwater Mining Co(a)	2,366,124
86,942	US Silica Holdings Inc	4,927,873
		50,440,093
Communications — 4.79%
110,903	8x8 Inc(a)	1,585,913
58,113	ADTRAN Inc	1,298,826
12,675	ATN International Inc	1,015,648
19,131	Black Box Corp	291,748
47,430	Blucora Inc(a)	699,592
14,366	Blue Nile Inc	583,691
44,875	CalAmp Corp(a)	650,687
50,191	Cincinnati Bell Inc(a)	1,121,769
49,658	Cogent Communications Holdings Inc	2,053,358
28,013	Comtech Telecommunications Corp	331,954
61,193	Consolidated Communications Holdings Inc(b)	1,643,032
62,575	DHI Group Inc(a)	391,094
7,813	ePlus Inc(a)	900,058
68,691	EW Scripps Co Class A(a)	1,327,797
21,243	FTD Cos Inc(a)	506,433
140,138	Gannett Co Inc	1,360,740
32,586	General Communication Inc Class A(a)	633,798
92,424	Harmonic Inc(a)	462,120
31,400	HealthStream Inc(a)	786,570
41,555	Inteliquent Inc	952,441
Shares		Fair Value
Communications — (continued)
96,034	Iridium Communications Inc(a)(b)	$ 921,926
75,616	Ixia (a)	1,217,418
29,652	Liquidity Services Inc(a)	289,107
30,885	LogMeIn Inc	2,981,947
29,159	Lumos Networks Corp(a)	455,464
39,789	NETGEAR Inc(a)	2,162,532
63,529	New Media Investment Group Inc	1,015,829
75,096	NIC Inc	1,794,794
44,648	Perficient Inc(a)	780,893
40,855	QuinStreet Inc(a)	153,615
32,278	Scholastic Corp	1,532,882
23,816	Shutterstock Inc(a)(b)	1,131,736
25,657	Spok Holdings Inc	532,383
19,237	Stamps.com Inc(a)(b)	2,205,522
145,025	TiVo Corp(a)	3,031,022
36,690	VASCO Data Security International Inc(a)	500,818
279,150	Viavi Solutions Inc(a)	2,283,447
45,633	World Wrestling Entertainment Inc Class A(b)	839,647
30,778	XO Group Inc(a)	598,632
		43,026,883
Consumer, Cyclical — 15.03%
81,896	Abercrombie & Fitch Co Class A	982,752
15,860	Allegiant Travel Co	2,639,104
92,376	American Axle & Manufacturing Holdings Inc(a)	1,782,857
16,816	American Woodmark Corp(a)	1,265,404
34,484	Anixter International Inc(a)	2,794,928
15,121	Arctic Cat Inc(a)(b)	227,117
23,764	Asbury Automotive Group Inc(a)	1,466,239
206,186	Ascena Retail Group Inc(a)	1,276,291
47,961	Barnes & Noble Education Inc(a)	550,113
65,943	Barnes & Noble Inc	735,264
101,474	Belmond Ltd Class A(a)	1,354,678
21,984	Big 5 Sporting Goods Corp(b)	381,422
1,219	Biglari Holdings Inc(a)	576,831
23,712	BJ's Restaurants Inc(a)	931,882
23,691	Bob Evans Farms Inc	1,260,598
99,432	Boyd Gaming Corp(a)	2,005,543
34,503	Buckle Inc(b)	786,668
52,520	Caleres Inc	1,723,706
112,724	Callaway Golf Co	1,235,455
30,796	Cato Corp Class A	926,344
10,429	Cavco Industries Inc(a)	1,041,336
21,775	Children's Place Inc	2,198,186
20,769	Chuy's Holdings Inc(a)	673,954
21,404	Cooper-Standard Holding Inc(a)	2,212,746
55,985	Core-Mark Holding Co Inc	2,411,274
90,875	Crocs Inc(a)	623,403
49,372	Daktronics Inc	528,280
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
Consumer, Cyclical — (continued)
45,398	Dave & Buster's Entertainment Inc(a)	$ 2,555,907
20,632	DineEquity Inc	1,588,664
36,803	Dorman Products Inc(a)(b)	2,688,827
29,870	Drew Industries Inc(a)	3,218,492
25,888	El Pollo Loco Holdings Inc(a)	318,422
44,274	Essendant Inc	925,327
30,970	Ethan Allen Interiors Inc	1,141,245
93,509	Express Inc(a)	1,006,157
59,928	EZCORP Inc Class A(a)	638,233
32,058	Fiesta Restaraunt Group(a)(b)	956,931
49,203	Finish Line Inc Class A(b)	925,508
58,840	FirstCash Inc	2,765,480
66,575	Five Below Inc(a)	2,660,337
34,502	Fox Factory Holding Corp(a)	957,431
46,360	Francesca's Holdings Corp(a)	835,871
42,339	Fred's Inc Class A(b)	785,812
23,923	G&K Services Inc Class A	2,307,373
53,726	G-III Apparel Group Ltd(a)	1,588,141
43,976	Gentherm Inc(a)	1,488,588
25,019	Genesco Inc(a)	1,553,680
24,050	Group 1 Automotive Inc	1,874,457
73,335	Guess? Inc(b)	887,354
23,784	Haverty Furniture Cos Inc	563,681
64,807	Hawaiian Holdings Inc(a)	3,693,999
27,268	Hibbett Sports Inc(a)(b)	1,017,096
69,409	Iconix Brand Group Inc(a)	648,280
128,575	ILG Inc	2,336,208
24,530	Installed Building Products Inc(a)	1,013,089
77,939	Interface Inc	1,445,768
32,913	iRobot Corp(a)	1,923,765
16,633	Kirkland's Inc(a)	257,978
59,350	La-Z-Boy Inc	1,842,817
20,798	LGI Homes Inc(a)(b)	597,527
28,399	Lithia Motors Inc Class A	2,749,875
33,214	Lumber Liquidators Holdings Inc(a)(b)	522,788
29,987	M/I Homes Inc(a)	755,073
23,350	Marcus Corp	735,525
29,383	MarineMax Inc(a)	568,561
29,473	Marriott Vacations Worldwide Corp	2,500,784
49,427	MDC Holdings Inc	1,268,297
45,434	Meritage Homes Corp(a)	1,581,103
53,649	Mobile Mini Inc	1,622,882
13,491	Monarch Casino & Resort Inc(a)	347,798
23,039	Motorcar Parts of America Inc(a)	620,210
18,061	Movado Group Inc	519,254
38,467	Nautilus Inc(a)	711,640
57,722	Ollie's Bargain Outlet Holdings Inc(a)(b)	1,642,191
17,797	Oxford Industries Inc(b)	1,070,134
14,012	Perry Ellis International Inc(a)	349,039
25,385	PetMed Express Inc(b)	585,632
25,458	Popeyes Louisiana Kitchen Inc(a)	1,539,700
15,597	Red Robin Gourmet Burgers Inc(a)	879,671
Shares		Fair Value
Consumer, Cyclical — (continued)
43,539	Regis Corp(a)	$ 632,186
73,500	Ruby Tuesday Inc(a)	237,405
35,557	Ruth's Hospitality Group Inc	650,693
30,508	ScanSource Inc(a)	1,230,998
60,377	Scientific Games Corp Class A(a)(b)	845,278
54,515	Select Comfort Corp(a)	1,233,129
15,677	Shoe Carnival Inc	422,965
62,674	SkyWest Inc	2,284,467
31,359	Sonic Automotive Inc Class A	718,121
56,095	Sonic Corp	1,487,078
29,819	Stage Stores Inc(b)	130,309
24,721	Standard Motor Products Inc	1,315,652
38,281	Stein Mart Inc	209,780
66,186	Steven Madden Ltd(a)	2,366,150
28,287	Superior Industries International Inc	745,362
58,683	Tailored Brands Inc	1,499,351
39,696	Tile Shop Holdings Inc(a)	776,057
54,138	Titan International Inc	606,887
57,255	Tuesday Morning Corp(a)	309,177
18,385	Unifi Inc(a)	599,903
18,710	UniFirst Corp	2,687,691
17,898	Universal Electronics Inc(a)	1,155,316
23,664	Vera Bradley Inc(a)	277,342
11,730	Veritiv Corp(a)	630,488
29,227	Vitamin Shoppe Inc(a)	694,141
75,082	Wabash National Corp	1,187,797
27,356	WCI Communities Inc(a)	641,498
35,279	Wingstop Inc(b)	1,043,906
32,085	Winnebago Industries Inc(b)	1,015,490
119,678	Wolverine World Wide Inc	2,626,932
20,857	Zumiez Inc(a)(b)	455,725
		134,888,251
Consumer, Non-Cyclical — 17.75%
27,094	Abaxis Inc	1,429,750
67,634	ABM Industries Inc	2,762,173
54,918	Acorda Therapeutics Inc(a)	1,032,458
18,603	Adeptus Health Inc Class A(a)(b)	142,127
39,670	Air Methods Corp(a)	1,263,489
26,441	Albany Molecular Research Inc(a)(b)	496,033
10,641	Almost Family Inc(a)	469,268
41,969	AMAG Pharmaceuticals Inc(a)(b)	1,460,521
33,507	Amedisys Inc(a)	1,428,403
19,114	American Public Education Inc(a)	469,249
58,285	AMN Healthcare Services Inc(a)	2,241,058
42,333	Amphastar Pharmaceuticals Inc(a)(b)	779,774
15,166	Analogic Corp	1,258,020
31,511	Andersons Inc	1,408,542
37,946	AngioDynamics Inc(a)	640,149
9,825	ANI Pharmaceuticals Inc(a)(b)	595,591
17,446	Anika Therapeutics Inc(a)	854,156
80,557	B&G Foods Inc	3,528,397
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
34,872	Biotelemetry Inc(a)	$ 779,389
54,176	Brink's Co	2,234,760
18,974	Calavo Growers Inc(b)	1,165,004
35,848	Cal-Maine Foods Inc(b)	1,583,585
38,999	Cambrex Corp(a)	2,103,996
44,025	Cantel Medical Corp	3,466,969
13,854	Capella Education Co	1,216,381
54,953	Cardtronics PLC Class A(a)	2,998,785
79,930	Career Education Corp(a)	806,494
14,848	CDI Corp(a)	109,875
12,145	Central Garden & Pet Co(a)(b)	401,878
40,133	Central Garden & Pet Co Class A(a)	1,240,110
19,680	Chemed Corp	3,156,869
141,468	Community Health Systems Inc(a)	790,806
29,719	CONMED Corp	1,312,688
12,451	CorVel Corp(a)	455,707
40,791	Cross Country Healthcare Inc(a)	636,747
33,214	CryoLife Inc	636,048
29,348	Cynosure Inc Class A(a)	1,338,269
199,671	Darling Ingredients Inc(a)	2,577,753
73,691	Depomed Inc(a)(b)	1,327,912
53,356	Diplomat Pharmacy Inc(a)(b)	672,286
9,331	Eagle Pharmaceuticals Inc(a)(b)	740,322
41,356	Emergent BioSolutions Inc(a)	1,358,131
17,185	Enanta Pharmaceuticals Inc(a)	575,697
56,920	Ensign Group Inc	1,264,193
12,366	Forrester Research Inc	531,120
52,996	Green Dot Corp Class A(a)	1,248,056
62,441	Haemonetics Corp(a)	2,510,128
88,050	Healthcare Services Group Inc	3,448,919
52,141	HealthEquity Inc(a)	2,112,753
40,354	Healthways Inc(a)	918,053
22,979	Heidrick & Struggles International Inc	554,943
102,242	HMS Holdings Corp(a)	1,856,715
17,955	ICU Medical Inc(a)	2,645,669
88,272	Impax Laboratories Inc(a)	1,169,604
93,645	Innoviva Inc(a)(b)	1,002,001
19,633	Inogen Inc(a)	1,318,749
22,971	Insperity Inc	1,629,792
33,900	Integer Holdings Corp(a)	998,355
36,280	Integra LifeSciences Holdings Corp(a)	3,112,461
21,126	Inter Parfums Inc	691,876
38,718	Invacare Corp	505,270
18,130	J&J Snack Foods Corp	2,419,086
36,175	Kelly Services Inc Class A	829,131
105,427	Kindred Healthcare Inc	827,602
70,860	Korn/Ferry International	2,085,410
11,877	Landauer Inc	571,284
36,042	Lannett Co Inc(a)(b)	794,726
8,889	Lendingtree Inc(a)(b)	900,900
18,408	LHC Group Inc(a)	841,246
23,071	Ligand Pharmaceuticals Inc(a)(b)	2,344,244
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
32,500	LSC Communications Inc	$ 964,600
49,008	Luminex Corp(a)	991,432
28,163	Magellan Health Inc(a)	2,119,266
53,632	Masimo Corp(a)	3,614,797
38,989	Matthews International Corp Class A	2,996,305
84,391	Medicines Co(a)(b)	2,864,231
13,854	Medifast Inc	576,742
51,473	Meridian Bioscience Inc	911,072
53,362	Merit Medical Systems Inc(a)	1,414,093
120,582	MiMedx Group Inc(a)(b)	1,068,357
77,347	Momenta Pharmaceuticals Inc(a)	1,164,072
39,181	Monro Muffler Brake Inc	2,241,153
39,600	Natus Medical Inc(a)	1,378,080
57,088	Navigant Consulting Inc(a)	1,494,564
185,394	Nektar Therapeutics(a)(b)	2,274,784
45,742	Neogen Corp(a)	3,018,972
35,380	Nutrisystem Inc	1,225,917
59,077	On Assignment Inc(a)	2,608,840
38,045	PharMerica Corp(a)	956,832
22,903	Phibro Animal Health Corp Class A	671,058
14,373	Providence Service Corp(a)	546,893
33,803	Quorum Health Corp(a)	245,748
65,053	Rent-A-Center Inc(b)	731,846
40,539	Repligen Corp(a)	1,249,412
34,153	Resources Connection Inc	657,445
84,393	RR Donnelley & Sons Co(b)	1,377,294
24,102	Sanderson Farms Inc(b)	2,271,372
61,757	SciClone Pharmaceuticals Inc(a)	666,976
128,719	Select Medical Holdings Corp(a)	1,705,527
7,412	Seneca Foods Corp Class A(a)	296,851
45,300	SpartanNash Co	1,791,162
84,446	Spectrum Pharmaceuticals Inc(a)	374,096
12,779	Strayer Education Inc(a)	1,030,371
59,665	Supernus Pharmaceuticals Inc(a)	1,506,541
320,837	SUPERVALU Inc(a)	1,498,309
33,436	Surgical Care Affiliates Inc(a)	1,547,084
16,133	SurModics Inc(a)	409,778
36,267	Team Inc(a)	1,423,480
50,856	TrueBlue Inc(a)	1,253,600
27,524	Universal Corp(b)	1,754,655
14,904	US Physical Therapy Inc	1,046,261
21,631	Vascular Solutions Inc(a)	1,213,499
25,085	Viad Corp	1,106,248
17,196	WD-40 Co(b)	2,010,212
44,104	Zeltiq Aesthetics Inc(a)(b)	1,919,406
		159,267,138
Energy — 3.08%
84,451	Archrock Inc	1,114,753
74,525	Atwood Oceanics Inc(b)	978,513
95,768	Bill Barrett Corp(a)	669,418
39,866	Bristow Group Inc(b)	816,456
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
Energy — (continued)
22,407	CARBO Ceramics Inc(a)(b)	$ 234,377
74,263	Carrizo Oil & Gas Inc(a)	2,773,723
75,832	Cloud Peak Energy Inc(a)(b)	425,418
26,662	Contango Oil & Gas Co(a)	249,023
22,255	Era Group Inc(a)	377,667
38,911	Exterran Corp(a)	929,973
65,100	Flotek Industries Inc(a)(b)	611,289
24,110	FutureFuel Corp	335,129
15,915	Geospace Technologies Corp(a)(b)	324,029
43,985	Green Plains Inc	1,224,982
15,971	Gulf Island Fabrication Inc	190,055
135,105	Helix Energy Solutions Group Inc(a)	1,191,626
32,497	Matrix Service Co(a)	737,682
102,986	Newpark Resources Inc(a)	772,395
48,324	Northern Oil & Gas Inc(a)(b)	132,891
67,605	PDC Energy Inc(a)	4,906,771
95,241	Pioneer Energy Services Corp(a)	652,401
7,000	REX American Resources Corp(a)	691,250
19,353	SEACOR Holdings Inc(a)	1,379,482
78,157	SunCoke Energy Inc(a)	886,300
243,306	Synergy Resources Corp(a)	2,167,857
55,251	Tesco Corp(a)	455,821
144,687	TETRA Technologies Inc(a)	726,329
62,212	Unit Corp(a)	1,671,636
		27,627,246
Financial — 23.60%
98,089	Acadia Realty Trust REIT	3,205,549
32,004	Agree Realty Corp REIT	1,473,784
48,491	American Assets Trust Inc REIT	2,088,992
106,868	American Equity Investment Life Holding Co	2,408,805
42,202	Ameris Bancorp	1,840,007
23,094	AMERISAFE Inc	1,439,911
110,578	Astoria Financial Corp	2,062,280
61,292	Banc of California Inc(b)	1,063,416
51,925	Bank Mutual Corp	490,691
32,031	Banner Corp	1,787,650
69,785	BofI Holding Inc(a)(b)	1,992,362
100,667	Boston Private Financial Holdings Inc	1,666,039
84,875	Brookline Bancorp Inc	1,391,950
19,173	Calamos Asset Management Inc Class A	163,929
114,880	Capstead Mortgage Corp REIT	1,170,627
40,140	Cardinal Financial Corp	1,316,191
78,745	CareTrust Inc REIT	1,206,373
93,927	Cedar Realty Trust Inc REIT	613,343
37,019	Central Pacific Financial Corp	1,163,137
72,821	Chesapeake Lodging Trust REIT	1,883,151
18,556	City Holding Co	1,254,386
70,407	Columbia Banking System Inc	3,145,785
53,836	Community Bank System Inc	3,326,526
Shares		Fair Value
Financial — (continued)
41,116	CoreSite Realty Corp REIT	$ 3,263,377
34,604	Customers Bancorp Inc(a)	1,239,515
121,990	CVB Financial Corp	2,797,231
242,989	DiamondRock Hospitality Co REIT	2,801,663
38,785	Dime Community Bancshares Inc	779,579
39,717	EastGroup Properties Inc REIT	2,932,703
21,399	eHealth Inc(a)	227,899
38,924	Employers Holdings Inc	1,541,390
28,155	Encore Capital Group Inc(a)	806,641
29,254	Enova International Inc(a)	367,138
47,209	Evercore Partners Inc Class A	3,243,258
25,633	Fidelity Southern Corp	606,733
64,584	Financial Engines Inc(b)	2,373,462
161,563	First BanCorp(a)	1,067,931
107,134	First Commonwealth Financial Corp	1,519,160
75,155	First Financial Bancorp	2,138,160
80,136	First Financial Bankshares Inc(b)	3,622,147
98,651	First Midwest Bancorp Inc	2,488,965
20,477	First NBC Bank Holding Co(a)(b)	149,482
31,463	Forestar Group Inc(a)	418,458
72,065	Four Corners Property Trust Inc REIT	1,478,774
131,470	Franklin Street Properties Corp REIT	1,703,851
90,993	GEO Group Inc REIT	3,269,378
32,718	Getty Realty Corp REIT	833,982
92,827	Glacier Bancorp Inc	3,363,122
85,869	Government Properties Income Trust REIT(b)	1,637,093
71,223	Great Western Bancorp Inc	3,104,611
33,318	Greenhill & Co Inc	922,909
38,713	Hanmi Financial Corp	1,351,084
9,942	HCI Group Inc	392,510
41,977	HFF Inc Class A	1,269,804
149,916	Home BancShares Inc	4,163,167
28,288	HomeStreet Inc(a)	893,901
154,202	Hope Bancorp Inc	3,375,482
48,742	Horace Mann Educators Corp	2,086,158
32,753	Independent Bank Corp	2,307,449
13,233	Infinity Property & Casualty Corp	1,163,181
82,136	Interactive Brokers Group Inc Class A	2,998,785
18,445	International FCStone Inc(a)	730,422
38,659	Investment Technology Group Inc	763,129
101,344	Kite Realty Group Trust REIT	2,379,557
50,349	LegacyTexas Financial Group Inc	2,168,028
258,840	Lexington Realty Trust REIT	2,795,472
47,577	LTC Properties Inc REIT	2,235,167
88,207	Maiden Holdings Ltd	1,539,212
31,373	National Bank Holdings Corp Class A	1,000,485
13,341	Navigators Group Inc	1,570,903
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
Financial — (continued)
52,289	NBT Bancorp Inc	$ 2,189,863
53,580	Northfield Bancorp Inc	1,069,993
122,884	Northwest Bancshares Inc	2,215,599
52,438	OFG Bancorp	686,938
163,741	Old National Bancorp	2,971,899
22,465	Opus Bank	675,073
46,690	Oritani Financial Corp	875,438
51,357	Parkway Inc REIT(a)	1,142,693
83,901	Pennsylvania REIT(b)	1,590,763
52,656	Pinnacle Financial Partners Inc	3,649,061
17,158	Piper Jaffray Cos(a)	1,243,955
56,195	PRA Group Inc(a)	2,197,224
64,589	ProAssurance Corp	3,629,902
72,652	Provident Financial Services Inc	2,056,052
23,686	PS Business Parks Inc REIT	2,759,893
21,095	RE/MAX Holdings Inc Class A	1,181,320
132,582	Retail Opportunity Investments Corp REIT	2,801,458
46,337	RLI Corp	2,925,255
42,135	S&T Bancorp Inc	1,644,950
79,039	Sabra Health Care Inc REIT	1,930,132
17,085	Safety Insurance Group Inc	1,259,164
14,555	Saul Centers Inc REIT	969,509
70,181	Selective Insurance Group Inc	3,021,292
53,448	ServisFirst Bancshares Inc(b)	2,001,093
36,036	Simmons First National Corp Class A	2,239,637
32,375	Southside Bancshares Inc	1,219,566
158,667	Sterling Bancorp	3,712,808
28,902	Stewart Information Services Corp	1,331,804
105,435	Summit Hotel Properties Inc REIT	1,690,123
59,454	Texas Capital Bancshares Inc(a)	4,661,194
14,634	Tompkins Financial Corp	1,383,498
115,936	TrustCo Bank Corp NY	1,014,440
98,592	United Bankshares Inc(b)	4,559,880
85,960	United Community Banks Inc	2,546,135
25,898	United Fire Group Inc	1,273,405
21,954	United Insurance Holdings Corp(b)	332,384
15,460	Universal Health Realty Income Trust REIT	1,014,021
40,342	Universal Insurance Holdings Inc(b)	1,145,713
34,950	Urstadt Biddle Properties Inc REIT Class A	842,645
6,786	Virtus Investment Partners Inc	801,087
44,448	WageWorks Inc(a)	3,222,480
34,292	Walker & Dunlop Inc(a)	1,069,910
31,073	Westamerica Bancorporation(b)	1,955,424
62,800	Wintrust Financial Corp	4,557,396
Shares		Fair Value
Financial — (continued)
7,080	World Acceptance Corp(a)(b)	$ 455,102
		211,754,563
Industrial — 16.87%
47,866	AAON Inc	1,581,971
38,552	AAR Corp	1,274,144
71,452	Actuant Corp Class A	1,854,179
48,144	Advanced Energy Industries Inc(a)	2,635,884
40,758	Aegion Corp(a)	965,965
86,070	Aerojet Rocketdyne Holdings Inc(a)	1,544,957
25,452	Aerovironment Inc(a)(b)	682,877
11,372	Alamo Group Inc	865,409
34,889	Albany International Corp Class A	1,615,361
34,812	Apogee Enterprises Inc	1,864,531
47,317	Applied Industrial Technologies Inc	2,810,630
29,017	ArcBest Corp	802,320
23,021	Astec Industries Inc	1,552,997
30,706	Atlas Air Worldwide Holdings Inc(a)	1,601,318
31,448	AZZ Inc	2,009,527
35,454	Badger Meter Inc	1,310,025
60,709	Barnes Group Inc	2,878,821
10,746	Bel Fuse Inc Class B	332,051
59,224	Benchmark Electronics Inc(a)	1,806,332
46,226	Boise Cascade Co(a)	1,040,085
57,776	Brady Corp Class A	2,169,489
52,235	Briggs & Stratton Corp	1,162,751
34,347	Celadon Group Inc(b)	245,581
36,826	Chart Industries Inc(a)	1,326,473
19,708	CIRCOR International Inc	1,278,655
29,782	Coherent Inc(a)	4,091,600
44,747	Comfort Systems USA Inc	1,490,075
39,686	CTS Corp	888,966
29,888	Cubic Corp	1,433,130
18,716	DXP Enterprises Inc(a)	650,194
34,067	Echo Global Logistics Inc(a)	853,378
38,920	Electro Scientific Industries Inc(a)	230,406
25,594	Encore Wire Corp	1,109,500
25,912	EnPro Industries Inc	1,745,432
31,112	ESCO Technologies Inc	1,762,495
31,045	Exponent Inc	1,872,013
44,771	Fabrinet (a)	1,804,271
20,643	FARO Technologies Inc(a)	743,148
74,116	Federal Signal Corp	1,156,951
37,416	Forward Air Corp	1,772,770
46,422	Franklin Electric Co Inc	1,805,816
58,947	General Cable Corp	1,122,940
37,791	Gibraltar Industries Inc(a)	1,573,995
34,878	Greenbrier Cos Inc(b)	1,449,181
36,027	Griffon Corp	943,907
97,394	Harsco Corp	1,324,558
15,239	Haynes International Inc	655,125
89,955	Headwaters Inc(a)	2,115,742
53,557	Heartland Express Inc(b)	1,090,421
76,489	Hillenbrand Inc	2,933,353
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
Industrial — (continued)
36,747	Hornbeck Offshore Services Inc(a)(b)	$ 265,313
40,267	Hub Group Inc Class A(a)	1,761,681
65,725	II-VI Inc(a)	1,948,746
20,843	Insteel Industries Inc	742,845
40,376	Itron Inc(a)	2,537,632
35,368	John Bean Technologies Corp	3,039,880
32,709	Kaman Corp	1,600,451
106,662	KapStone Paper & Packaging Corp	2,351,897
80,580	Knight Transportation Inc	2,663,169
12,745	Lindsay Corp(b)	950,904
26,888	LSB Industries Inc(a)(b)	226,397
20,566	Lydall Inc(a)	1,272,007
28,551	Marten Transport Ltd	665,238
51,966	Matson Inc	1,839,077
44,760	Methode Electronics Inc	1,850,826
38,993	Moog Inc Class A(a)	2,561,060
69,602	Mueller Industries Inc	2,781,296
16,269	Multi-Color Corp	1,262,474
26,827	Myers Industries Inc	383,626
19,474	MYR Group Inc(a)	733,780
6,099	National Presto Industries Inc(b)	648,934
11,248	Olympic Steel Inc	272,539
34,828	Orion Marine Group Inc(a)	346,539
21,740	OSI Systems Inc(a)	1,654,849
22,908	Park Electrochemical Corp	427,234
17,466	Patrick Industries Inc(a)	1,332,656
59,307	PGT Inc(a)	679,065
40,602	Plexus Corp(a)	2,194,132
10,161	Powell Industries Inc	396,279
29,321	Proto Labs Inc(a)(b)	1,505,633
41,166	Quanex Building Products Corp	835,670
44,716	Raven Industries Inc	1,126,843
38,003	Roadrunner Transportation Systems Inc(a)	394,851
21,786	Rogers Corp(a)	1,673,383
30,307	Saia Inc(a)	1,338,054
89,062	Sanmina Corp(a)	3,264,122
49,025	Simpson Manufacturing Co Inc	2,144,844
51,640	SPX Corp(a)	1,224,901
50,433	SPX Flow Inc(a)	1,616,882
15,357	Standex International Corp	1,349,112
22,705	Sturm Ruger & Co Inc(b)	1,196,554
62,877	TASER International Inc(a)(b)	1,524,138
21,190	Tennant Co	1,508,728
69,217	Tetra Tech Inc	2,986,714
57,671	Tidewater Inc(b)	196,658
46,627	TimkenSteel Corp(a)	721,786
46,146	TopBuild Corp(a)	1,642,798
30,520	Tredegar Corp	732,480
35,656	Trex Company Inc(a)	2,296,246
102,159	TTM Technologies Inc(a)	1,392,427
24,662	Universal Forest Products Inc	2,519,963
17,517	US Concrete Inc(a)(b)	1,147,364
26,102	US Ecology Inc	1,282,913
19,415	Vicor Corp(a)	293,167
Shares		Fair Value
Industrial — (continued)
33,783	Watts Water Technologies Inc Class A	$ 2,202,652
		151,341,109
Technology — 8.76%
17,487	Agilysys Inc(a)	181,165
57,718	Blackbaud Inc	3,693,952
44,336	Bottomline Technologies Inc(a)	1,109,287
84,878	Brooks Automation Inc	1,448,867
29,214	Cabot Microelectronics Corp	1,845,448
29,571	CACI International Inc Class A(a)	3,675,675
25,920	CEVA Inc(a)	869,616
77,403	Ciber Inc(a)	48,903
30,808	Cohu Inc	428,231
12,906	Computer Programs & Systems Inc(b)	304,582
48,428	Cray Inc(a)	1,002,460
39,157	CSG Systems International Inc	1,895,199
32,198	Digi International Inc(a)	442,723
46,143	Diodes Inc(a)	1,184,491
32,500	Donnelley Financial Solutions Inc(a)	746,850
27,442	DSP Group Inc(a)	358,118
27,043	Ebix Inc(b)	1,542,803
56,733	Electronics For Imaging Inc(a)	2,488,309
21,304	Engility Holdings Inc(a)	717,945
49,325	Exar Corp(a)	531,723
40,639	ExlService Holdings Inc(a)	2,049,831
42,883	Insight Enterprises Inc(a)	1,734,189
77,600	Kopin Corp(a)	220,384
87,062	Kulicke & Soffa Industries Inc(a)	1,388,639
65,736	LivePerson Inc(a)	496,307
66,377	Lumentum Holdings Inc(a)	2,565,471
30,970	ManTech International Corp Class A	1,308,482
66,376	Medidata Solutions Inc(a)	3,296,896
49,911	Mercury Systems Inc(a)	1,508,310
11,398	MicroStrategy Inc Class A(a)	2,249,965
65,006	MKS Instruments Inc	3,861,356
50,467	Monotype Imaging Holdings Inc	1,001,770
19,904	MTS Systems Corp	1,128,557
29,800	Nanometrics Inc(a)	746,788
44,719	Omnicell Inc(a)	1,515,974
35,139	Power Integrations Inc	2,384,181
58,692	Progress Software Corp	1,874,036
56,285	Quality Systems Inc	740,148
35,433	Qualys Inc(a)	1,121,454
133,084	Rambus Inc(a)	1,832,567
38,262	Rudolph Technologies Inc(a)	893,418
79,620	Semtech Corp(a)	2,512,011
20,738	SPS Commerce Inc(a)	1,449,379
45,397	Super Micro Computer Inc(a)	1,273,386
47,624	Sykes Enterprises Inc(a)	1,374,429
50,922	Synchronoss Technologies Inc(a)	1,950,313
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
Technology — (continued)
105,000	Take-Two Interactive Software Inc(a)	$ 5,175,450
28,945	Tangoe Inc(a)	228,087
19,273	TeleTech Holdings Inc	587,826
58,934	Tessera Holding Corp	2,604,883
29,127	Ultratech Inc(a)	698,465
48,871	Veeco Instruments Inc(a)	1,424,590
33,982	Virtusa Corp(a)	853,628
		78,567,517
Utilities — 2.47%
59,996	ALLETE Inc	3,851,143
44,333	American States Water Co	2,019,812
77,787	Avista Corp	3,110,702
58,159	California Water Service Group	1,971,590
49,154	El Paso Electric Co	2,285,661
34,636	Northwest Natural Gas Co	2,071,233
96,156	South Jersey Industries Inc	3,239,496
55,382	Spire Inc	3,574,908
		22,124,545
TOTAL COMMON STOCK — 97.97% (Cost $664,946,317)		$ 879,037,345
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.78%
$16,000,000	Federal Home Loan Bank 0.30%, 01/03/2017	15,999,600
Repurchase Agreements — 8.21%
17,497,839	Undivided interest of 18.08% in a repurchase agreement (principal amount/value $96,803,309 with a maturity value of $96,808,257) with HSBC Securities (USA) Inc, 0.46%, dated 12/30/16 to be repurchased at $17,497,839 on 1/3/17 collateralized by U.S. Treasury securities, 1.38% - 3.75%, 11/30/18 - 11/15/43, with a value of $98,739,913.(c)	17,497,839
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$17,497,840	Undivided interest of 18.08% in a repurchase agreement (principal amount/value $96,803,309 with a maturity value of $96,809,010) with Citigroup Global Markets Inc, 0.53%, dated 12/30/16 to be repurchased at $17,497,840 on 1/3/17 collateralized by Federal Home Loan Mortgage Corp securities, 2.00% - 8.50%, 12/1/17 - 1/1/47, with a value of $98,739,374.(c)
		$ 17,497,840
17,497,840	Undivided interest of 18.41% in a repurchase agreement (principal amount/value $95,070,496 with a maturity value of $95,075,989) with Daiwa Capital Markets America Inc, 0.52%, dated 12/30/16 to be repurchased at $17,497,840 on 1/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 3/2/17 - 2/1/49, with a value of $96,971,906.(c)	17,497,840
17,497,839	Undivided interest of 29.29% in a repurchase agreement (principal amount/value $59,762,620 with a maturity value of $59,765,940) with Merrill Lynch, Pierce, Fenner & Smith, 0.50%, dated 12/30/16 to be repurchased at $17,497,839 on 1/3/17 collateralized by various U.S. Government Agency securities, 1.74% - 6.00%, 8/1/22 - 1/15/49, with a value of $60,957,872.(c)	17,497,839
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2016
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$3,682,563	Undivided interest of 31.29% in a repurchase agreement (principal amount/value $11,773,812 with a maturity value of $11,774,466) with BNP Paribas Securities Corp, 0.50%, dated 12/30/16 to be repurchased at $3,682,563 on 1/3/17 collateralized by U.S. Treasury securities, 0.00% - 7.88%, 12/31/16 - 9/9/49, with a value of $12,009,288.(c)
$ 3,682,563
73,673,921
SHORT TERM INVESTMENTS — 9.99% (Cost $89,673,521)	$ 89,673,521
TOTAL INVESTMENTS — 107.96% (Cost $754,619,838)	$ 968,710,866
OTHER ASSETS & LIABILITIES, NET — (7.96)%	$ (71,436,554)
TOTAL NET ASSETS — 100.00%	$ 897,274,312
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2016.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At December 31, 2016, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Depreciation
Russell 2000 Mini Long Futures	308	USD	20,896,260	March 2017	$(340,375)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2016
Great-West S&P Small Cap 600® Index Fund
ASSETS:
Investments in securities, fair value (including $72,158,339 of securities on loan)(a)	$895,036,945
Repurchase agreements, fair value(b)	73,673,921
Cash	462,183
Margin deposits	1,016,400
Subscriptions receivable	2,030,540
Variation margin on futures contracts	2,599,361
Dividends receivable	1,122,278
Total Assets	975,941,628
LIABILITIES:
Payable to investment adviser	191,904
Payable for administrative services fees	165,457
Payable upon return of securities loaned	73,673,921
Redemptions payable	4,630,011
Payable for distribution fees	6,023
Total Liabilities	78,667,316
NET ASSETS	$897,274,312
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,620,508
Paid-in capital in excess of par	665,081,015
Net unrealized appreciation	213,750,653
Accumulated net realized gain	10,822,136
NET ASSETS	$897,274,312
NET ASSETS BY CLASS
Initial Class	$529,883,591
Class L	$31,883,988
Institutional Class	$335,506,733
CAPITAL STOCK:
Authorized
Initial Class	90,000,000
Class L	5,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	40,134,989
Class L	1,908,725
Institutional Class	34,161,366
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$13.20
Class L	$16.70
Institutional Class	$9.82
(a) Cost of investments	$680,945,917
(b) Cost of repurchase agreements	$73,673,921
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2016
Great-West S&P Small Cap 600® Index Fund
INVESTMENT INCOME:
Interest	$19,062
Income from securities lending	814,239
Dividends	11,570,285
Foreign withholding tax	(1,213)
Total Income	12,402,373
EXPENSES:
Management fees	1,913,387
Administrative services fees – Initial Class	1,571,101
Administrative services fees – Class L	67,860
Distribution fees – Class L	48,337
Total Expenses	3,600,685
Less amount waived by distributor - Class L	55
Net Expenses	3,600,630
NET INVESTMENT INCOME	8,801,743
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	51,444,979
Net realized gain on futures contracts	3,243,201
Net Realized Gain	54,688,180
Net change in unrealized appreciation on investments	126,069,067
Net change in unrealized depreciation on futures contracts	(347,293)
Net Change in Unrealized Appreciation	125,721,774
Net Realized and Unrealized Gain	180,409,954
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$189,211,697
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West S&P Small Cap 600® Index Fund	2016	2015
OPERATIONS:
Net investment income	$8,801,743	$8,012,173
Net realized gain	54,688,180	63,951,104
Net change in unrealized appreciation (depreciation)	125,721,774	(88,740,228)
Net Increase (Decrease) in Net Assets Resulting from Operations	189,211,697	(16,776,951)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(4,704,357)	(5,199,471)
Class L	(115,580)	(123,898)
Institutional Class	(6,104,568)	(4,478,591)
From net investment income	(10,924,505)	(9,801,960)
From net realized gains
Initial Class	(24,978,899)	(38,913,694)
Class L	(1,104,118)	(1,420,909)
Institutional Class	(20,841,323)	(28,109,334)
From net realized gains	(46,924,340)	(68,443,937)
Total Distributions	(57,848,845)	(78,245,897)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	200,571,288	243,385,810
Class L	19,693,643	28,506,104
Institutional Class	96,281,573	325,377,314
Shares issued in reinvestment of distributions
Initial Class	29,683,256	44,113,165
Class L	1,219,698	1,544,807
Institutional Class	26,945,891	32,587,925
Shares issued in connection with fund reorganization
Initial Class	11,039,906	N/A
Shares redeemed
Initial Class	(213,681,334)	(541,348,853)
Class L	(11,089,828)	(19,704,882)
Institutional Class	(95,576,691)	(58,488,537)
Net Increase in Net Assets Resulting from Capital Share Transactions	65,087,402	55,972,853
Total Increase (Decrease) in Net Assets	196,450,254	(39,049,995)
NET ASSETS:
Beginning of year	700,824,058	739,874,053
End of year	$897,274,312	$700,824,058
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West S&P Small Cap 600® Index Fund	2016	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	16,798,661	19,127,623
Class L	1,280,635	1,850,245
Institutional Class	10,910,161	32,764,522
Shares issued in reinvestment of distributions
Initial Class	2,282,516	3,819,173
Class L	73,548	107,658
Institutional Class	2,780,929	3,696,707
Shares issued in connection with fund reorganization
Initial Class	1,008,786	N/A
Shares redeemed
Initial Class	(18,117,584)	(42,520,098)
Class L	(771,273)	(1,255,454)
Institutional Class	(9,955,804)	(6,035,149)
Net Increase	6,290,575	11,555,227
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Initial Class
12/31/2016	$11.13	0.12	2.72	2.84	(0.12)	(0.65)	(0.77)	$13.20	25.74%
12/31/2015	$12.65	0.12	(0.42)	(0.30)	(0.14)	(1.08)	(1.22)	$11.13	(2.54%)
12/31/2014	$12.93	0.11	0.56	0.67	(0.15)	(0.80)	(0.95)	$12.65	5.20%
12/31/2013	$ 9.66	0.10	3.81	3.91	(0.16)	(0.48)	(0.64)	$12.93	40.59%
12/31/2012	$ 8.73	0.13	1.24	1.37	(0.15)	(0.29)	(0.44)	$ 9.66	15.78%
Class L
12/31/2016	$13.90	0.12	3.40	3.52	(0.07)	(0.65)	(0.72)	$16.70	25.43%
12/31/2015	$15.58	0.12	(0.54)	(0.42)	(0.13)	(1.13)	(1.26)	$13.90	(2.79%)
12/31/2014	$15.72	0.10	0.68	0.78	(0.12)	(0.80)	(0.92)	$15.58	4.93%
12/31/2013	$11.67	0.09	4.60	4.69	(0.16)	(0.48)	(0.64)	$15.72	40.25%
12/31/2012	$10.47	0.14	1.48	1.62	(0.13)	(0.29)	(0.42)	$11.67	15.49%
Institutional Class
12/31/2016	$ 8.47	0.12	2.07	2.19	(0.19)	(0.65)	(0.84)	$ 9.82	26.17%
12/31/2015 (d)	$10.00	0.09	(0.42)	(0.33)	(0.17)	(1.03)	(1.20)	$ 8.47	(3.57%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Initial Class
12/31/2016	$529,884	0.60%	0.60%	N/A	1.02%	26%
12/31/2015	$424,728	0.60%	0.60%	N/A	0.98%	25%
12/31/2014	$730,165	0.60%	0.60%	N/A	0.86%	20%
12/31/2013	$654,842	0.60%	0.60%	0.84%	0.84%	17%
12/31/2012	$440,737	0.60%	0.60%	1.37%	1.37%	13%
Class L
12/31/2016	$ 31,884	0.85%	0.85%	N/A	0.81%	26%
12/31/2015	$ 18,429	0.85%	0.85%	N/A	0.78%	25%
12/31/2014	$ 9,709	0.85%	0.85%	N/A	0.66%	20%
12/31/2013	$ 4,251	0.85%	0.85%	0.62%	0.62%	17%
12/31/2012	$ 751	0.85%	0.84%	1.21%	1.22%	13%
Institutional Class
12/31/2016	$335,507	0.25%	0.25%	N/A	1.37%	26%
12/31/2015 (d)	$257,667	0.25% (g)	0.25% (g)	N/A	1.37% (g)	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses waived. Without the expense waiver, the return shown would have been lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West S&P Small Cap 600® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600® Stock Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Annual Report - December 31, 2016

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the year.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 879,037,345	$ —	$ —	$ 879,037,345
Short Term Investments	—	89,673,521	—	89,673,521
Total Assets	$ 879,037,345	$ 89,673,521	$ 0	$ 968,710,866
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (340,375)	$ —	$ —	$ (340,375)
Total Liabilities	$ (340,375)	$ 0	$ 0	$ (340,375)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Annual Report - December 31, 2016

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2016 and 2015 were as follows:
	2016	2015
Ordinary income	$10,924,505	$9,801,960
Long-term capital gain	46,924,340	68,443,937
	$57,848,845	$78,245,897
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2016. Net assets of the Fund were unaffected by the reclassifications.
Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
$199,742	$2,122,762	$(2,322,504)

Annual Report - December 31, 2016

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$1,293,874
Undistributed long-term capital gains	12,676,633
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	210,602,282
Tax composition of capital	$224,572,789
At December 31, 2016, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2016, the Fund utilized $175,381 of capital loss carryforwards to offset capital gains realized in that fiscal year. At December 31, 2016, there were no remaining capital loss carryforwards.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2016 were as follows:
Federal tax cost of investments	$758,108,584
Gross unrealized appreciation on investments	271,457,891
Gross unrealized depreciation on investments	(60,855,609)
Net unrealized appreciation on investments	$210,602,282
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Fund's financial position or the results of its operations.
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report - December 31, 2016

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 125 futures contracts for the reporting period.
Valuation of derivative investments as of December 31, 2016 is as follows:
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation	$(340,375) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2016 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$3,243,201	Net change in unrealized depreciation on futures contracts	$(347,293)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses except for administrative services expenses. Effective April 29, 2016, the Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. Prior to that date, the Adviser and Great-West Funds had a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.
Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

Annual Report - December 31, 2016

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $321,606 for the year ended December 31, 2016.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $196,108,011 and $200,431,698, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly when received, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2016, the Fund had securities on loan valued at $72,158,339 and received collateral as reported on the Statement of Assets and Liabilities of $73,673,921 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2016, 100% of the cash collateral liability under the securities lending agreement was against loans of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  FUND REORGANIZATION
On March 9, 2016, the Fund (Acquiring Fund) acquired all the net assets of the Great-West Small Cap Growth Fund (Target Fund) pursuant to an agreement and plan of reorganization approved by the Board of Directors. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code for federal income tax purposes, and the Target Fund's shareholders will not recognize gains or losses for federal income tax purposes as a result of the reorganization.
Prior to the closing of the reorganization, the Target Fund distributed all of its net investment income and capital gains, if any. As with other Fund distributions, a distribution may be taxable to the Target Fund's shareholders for federal income tax purposes.
Investments
The cost, fair value and net unrealized appreciation (depreciation) of the investments of the Target Fund as of the date of the reorganization were as follows:
Great-West Small Cap Growth Fund
Cost of investments	$10,526,926
Investments in securities, fair value	10,408,612
Net unrealized depreciation	(118,314)
Capital loss carryforwards available for potential utilization	(189,614)
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Annual Report - December 31, 2016

Share Transactions
The shares outstanding, net assets and NAV per share immediately prior to and after the reorganization were as follows:
	Shares Outstanding	Net Assets	NAV per Share
Target Fund - Prior to the Reorganization
Initial Class	2,329,183	$ 11,039,906	$ 4.74
Acquiring Fund - Prior to the Reorganization
Initial Class	37,306,034	408,404,663	10.95
Institutional Class	31,564,603	263,111,717	8.34
Class L	1,428,390	19,521,042	13.67
Acquiring Fund - After the Reorganization
Initial Class	38,314,483	419,444,569	10.95
Institutional Class	31,564,603	263,111,717	8.34
Class L	1,428,390	19,521,042	13.67
Pro Forma Results of Operations
The beginning of the Target Fund's fiscal year was January 1, 2016. Assuming the reorganization had been completed on January 1, 2016, the beginning of the Acquiring Fund's current fiscal year, the pro forma results of operations for the year ended December 31, 2016, are as follows:
Great-West S&P Small Cap 600 Index Fund
Net investment income	$ 8,791,735
Net realized and unrealized gain	179,347,218
Net increase in net assets resulting from operations	$188,138,953
Because the combined funds for the reorganization have been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund's Statement of Operations for the Acquiring Fund since the reorganization was consummated.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENT
Shareholders approved a new advisory agreement which will change the Fund’s expense structure. Under the current investment advisory agreement, GWCM is responsible for paying each Fund’s operating expenses as part of the management fee. Under the new advisory agreement, GWCM’s management fee will decrease commensurate with, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and the operating expenses of the Fund will be paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and expense ratio declines due to fixed operation expenses. Additionally, breakpoints on the management fee paid to GWCM will be included in the new advisory agreement effective May 1, 2017 for the Fund. The reduced management fee will be contractual and any subsequent plans to increase the fee would require shareholder approval. GWCM has contractually agreed for a one-year renewable term beginning May 1, 2017 to limit the fees and expenses of each Fund to the total expense ratio of the Fund as of December 31, 2015. This expense limit will be subject to annual review and renewal by the Great-West Funds’ Board and GWCM may only increase this expense limit in the future with the approval of the Great-West Funds’ Board.

Annual Report - December 31, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of Great-West Funds, Inc.
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West S&P Small Cap 600® Index Fund (the “Fund”), one of the funds of Great-West Funds, Inc. as of December 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West S&P Small Cap 600® Index Fund as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2017

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2016, 71% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 73	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	64	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 73	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	64	Director, Guaranty Bancorp
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 57	Nominee		Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	64	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 62	Nominee		Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	64	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 53	Nominee		Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	64	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
David L. Musto 8515 East Orchard Road, Greenwood Village, CO 80111 49	Director and President & Chief Executive Officer	Since 2016	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; Executive Vice President, FASCore, LLC ("FASCore"); Director and Executive Vice President, GWFS; formerly, Executive Vice President, Empower Retirement, GWL&A and GWL&A of NY; formerly, Chief Executive Officer, J.P. Morgan Retirement Plan Services, J.P. Morgan Asset Management	64	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
David L. Musto 8515 East Orchard Road, Greenwood Village, CO 80111 49	Director and President & Chief Executive Officer	Since 2016	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; Executive Vice President, FASCore, LLC ("FASCore"); Director and Executive Vice President, GWFS; formerly, Executive Vice President, Empower Retirement, GWL&A and GWL&A of NY; formerly, Chief Executive Officer, J.P. Morgan Retirement Plan Services, J.P. Morgan Asset Management	64	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 42	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 49	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, GWTC; Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 60	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 35	Counsel & Assistant Secretary	Since 2015	Counsel, Products, GWL&A; Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 49	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 41	Assistant Treasurer	Since 2016	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, the sub-adviser of the Great-West MFS International Growth and Great-West MFS International Value Funds, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, a sub-adviser of the Great-West Goldman Sachs Mid Cap Value Fund. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Advisers, Inc., the sub-adviser of the Great-West Templeton Global Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund and receives no special treatment due to the relationship.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), approved an amended and restated investment advisory agreement between the Company and Great-West Capital Management, LLC (“GWCM”) (the “New Advisory Agreement”) at a meeting held on November 18, 2016 (the “November Meeting”). In considering the approval of the New Advisory Agreement, the Board considered information provided at the September 30, 2016, November 15, 2016 and November 18, 2016 meetings, as well as certain information and materials relating to GWCM that the Board had received and considered in connection with the annual evaluation of the investment advisory agreement effective March 3, 2014, as amended and restated on May 1, 2015, as further amended (the “Current Advisory Agreement”) between GWCM and Company at the Independent Directors and Board meetings held on March 16, 2016 and April 15, 2016, respectively (the “Annual Meetings”). In considering this matter, the Independent Directors were advised with respect to relevant legal standards by independent legal counsel. In addition, prior to the November Meeting, the Independent Directors discussed GWCM’s proposal and the terms of the New Advisory Agreement in private sessions with independent legal counsel.
In approving the New Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the New Advisory Agreement, including any information considered in connection with the Annual Meetings that were applicable to its review of the New Advisory Agreement. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the New Advisory Agreement and the information provided to it, the Board concluded that the New Advisory Agreement was fair and reasonable in light of the services to be performed, fees to be charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the New Advisory Agreement are discussed below.
Nature, Extent and Quality of Services. At the Annual Meetings, the Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the GWCM-advised Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as GWCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. The quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, was taken into account. Additionally, at the November Meeting, the Board considered the terms of the New Advisory Agreement and GWCM’s representation to the Board that there would be no reduction in the nature, extent and quality of services to be provided to the Funds under the New Advisory Agreement. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance. At the Annual Meetings, the Board considered the investment performance of the Funds. The Board reviewed performance information for the Funds’ Institutional Class (Initial Class, through April 30, 2015), with the exception of the performance information for the Great-West Stock Index Fund’s Initial Class, as compared against their benchmark indexes and the performance of a peer group of funds selected by Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”). This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2015 and quarterly returns for the five-year period ended December 31, 2015, to the extent applicable. In evaluating the performance of the Funds, the Board noted how the Funds performed relative to the returns of the applicable benchmark and peer group. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. The Board noted that it also had received and discussed at periodic intervals information comparing the performance of the Funds to that of their benchmark indexes and to a peer group of funds. Accordingly, the Board determined that the investment performance of the Funds was satisfactory.
Costs and Profitability. At the Annual Meetings, the Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the fee structure of the Funds and the level of the investment management fee payable by the Funds. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) each Fund’s management fee as provided in the Current Advisory Agreement in comparison to the contractual management fees of the peer group of funds, and (ii) each Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios. The Board considered each Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe. At the November Meeting, the Board took into consideration the proposed change in the management fee for each Fund and GWCM’s rationale for recommending the change. The Board considered each Fund’s proposed management fee and estimated total expense ratio as of June 30, 2016 relative to the Broadridge peer group averages. The Board also took into account GWCM’s undertaking to limit the expenses of each Fund and noted that the total expense ratio for each Fund will not increase as a result of the change in the management fee because GWCM would contractually limit certain fees and expenses of the Fund for a 1-year term at the expense ratio in effect for the fiscal year ended December 31, 2015.
At the Annual Meetings, the Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Additionally, at the November Meeting, the Board considered the terms of the New Advisory Agreement and any potential impact to the profitability of GWCM. The Board noted that, under the New Advisory Agreement, GWCM’s profitability was not expected to increase with respect to any Fund and that with respect to the following Funds GWCM’s profitability may decrease: Great-West Goldman Sachs Mid Cap Value Fund, Great-West Invesco Small Cap Value Fund, Great-West Multi-Manager Small Cap Growth Fund, Great-West Templeton Global Bond Fund and Great-West S&P 500 Index Fund. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to be realized by GWCM and its affiliates were reasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale. At the Annual Meetings and November Meeting, the Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current and proposed level of management fees payable by the Funds, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of each Fund’s assets. The Board noted that, under the New Advisory Agreement, breakpoints would be implemented for the following Funds: Great-West Goldman Sachs Mid Cap Value Fund, Great-West Invesco Small Cap Value Fund, Great-West Loomis Sayles Bond Fund, Great-West MFS International Growth Fund, Great-West Multi-Manager Small Cap Growth Fund, Great-West Putnam Equity Income Fund, Great-West High Yield Bond Fund, Great-West Templeton Global Bond Fund, Great-West International Index Fund, Great-West Real Estate Index Fund, Great-West S&P 500 Index Fund, Great-West Mid Cap 400 Index Fund, Great-West Small Cap 600 Index Fund and Great-West Stock Index Fund, and that Great-West Multi-Manager Large Cap Growth Fund’s breakpoint structure would remain the same under the New Advisory Agreement. Based on the information provided, the Board concluded for all Funds, including those without breakpoints in the management fees, any economies of scale currently being realized were appropriately being reflected in the management fee payable by the Funds.
Other Factors. At the Annual Meetings, the Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by affiliates of GWCM. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life & Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. At the November Meeting, the Board concluded that the management fees for the Funds were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the New Advisory Agreement, including the management fees, are reasonable and that the New Advisory Agreement is in the best interests of each Fund and its shareholders, and unanimously approved the New Advisory Agreement for each Fund.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen McConahey is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $820,000 for fiscal year 2015 and $866,000 for fiscal year 2016.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $90,000 for fiscal year 2015 and $60,000 for fiscal year 2016. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2015 and $0 for fiscal year 2016.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2015 equaled $745,000 and for fiscal year 2016 equaled $1,186,300.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:February 23, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:February 23, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2017